SELECTED SUPPLEMENTARY STATEMENTS OF INCOME DATA (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Finance expenses:
Interest in respect credit cards and bank fees	$ 5,380	$ 4,702	$ 3,254
Interest in respect of loans	346	2,035	1,053
Amortization/accretion of premium/discount on marketable securities	237	200	161
Realized gain/loss from marketable securities	0	134	11
Changes in derivatives fair value	1,509	0	3,427
Foreign exchange transactions losses	3,818	6,023	7,128
Finance expenses	11,290	13,094	15,034
Finance income:
Interest in respect of cash and cash equivalent and short-term bank deposits	20	147	657
Changes in derivatives fair value	0	4,950	0
Interest income from marketable securities	287	407	213
Foreign exchange transactions gains	14,062	0	3,965
Finance income	14,369	5,504	4,835
Finance expenses (income), net	(3,079)	7,590	10,199
Numerator:
Net income (loss) attributable to controlling interest, as reported	(57,054)	18,966	7,218
Adjustment to redemption value of non-controlling interest	(198)	(1,399)	0
Numerator for basic and diluted net income (loss) per share	$ (57,252)	$ 17,567	$ 7,218
Denominator:
Denominator for basic income (loss) per share	34,488	34,462	34,419
Effect of dilutive stock based awards	0	108	55
Denominator for diluted income (loss) per share	34,488	34,570	34,474
Basic and diluted net income per share:
Basic earnings (loss) per share	$ (1.66)	$ 0.51	$ 0.21
Diluted earnings (loss) per share	$ (1.66)	$ 0.51	$ 0.21